Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 2,454	$ 2,632	$ 2,531
Severance (included in salaries)	60	183	8
Share-based payments expense	928	986	1,388
Director compensation (included in salaries)	343	335	355
Related party transaction, due from (to) related party	$ 3,785	$ 4,136	$ 4,282